Stock-Based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended			3 Months Ended											12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 27, 2014 Restricted Stock Units (RSUs)	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Mar. 31, 2014 Restricted Stock Units (RSUs) Minimum	Mar. 31, 2014 Restricted Stock Units (RSUs) Maximum	Mar. 31, 2014 Performance Restricted Stock Units (PRSUs) Minimum	Mar. 31, 2014 Performance Restricted Stock Units (PRSUs) Maximum	Mar. 31, 2014 RSUs and PRSUs	Mar. 31, 2014 RSUs and PRSUs Minimum	Mar. 31, 2014 RSUs and PRSUs Maximum	Mar. 31, 2014 Stock options	Mar. 18, 2014 Omnibus Stock Incentive Plan	Mar. 27, 2014 Omnibus Stock Incentive Plan Restricted Stock Units (RSUs)	Mar. 27, 2014 CBS Corp. Equity and Incentive Plan Restricted Stock Units (RSUs)	Dec. 31, 2013 CBS Corp. Equity and Incentive Plan Stock options	Dec. 31, 2012 CBS Corp. Equity and Incentive Plan Stock options	Dec. 31, 2011 CBS Corp. Equity and Incentive Plan Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Not yet Recognized, Share-based Awards Other than Options				$ 9.7							$ 22.5
Compensation Cost Not yet Recognized, Period for Recognition				2 years 3 months							2 years 10 months			2 years 10 months				3 years
Compensation Not yet Recognized, Stock Options		1.6																1.7
Nonvested CBS RSUs converted to Outdoor RSUs																	256,172
Non-vested Outdoor RSUs converted from CBS RSUs																561,021
Conversion of Award Ratio			2.2
Number of Shares Available for Grant															8,000,000
Award Vesting Period							3 years	4 years				3 years	4 years					4 years
Payout On Stock-based Compensation Awards									0.00%	120.00%
Awards Other than Options, Vested in Period, Fair Value				16.4	11.4	10.1
Award Expiration Period																		8 years
Weighted Average Grant Date Fair Value, Options																		$ 14.04	$ 8.83	$ 7.59
Remaining Contractual Life	4 years 4 months 6 days
Share Price	$ 63.74
Options Outstanding, Intrinsic Value	13.8
Options Exercisable, Weighted Average Remaining Contractual Term	2 years 10 days
Options Exercisable, Intrinsic Value	$ 7.8